Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,391	$ 74,279
Less: accumulated depreciation and amortization	(34,322)	(34,014)
Property and equipment, net	41,069	40,265
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,249	24,150
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,181	3,230
Machinery and tools [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,736	1,879
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35,338	37,841
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,632	4,964
Constructions in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,255	$ 2,215